Annual Total Returns - SelectPortfoliosGroup6-IndustrialsSector-ComboPRO - SelectPortfoliosGroup6-IndustrialsSector-ComboPRO - Select Industrials Portfolio - Select Industrials Portfolio	Apr. 29, 2025
Bar Chart Table:
Annual Return 2015	(1.97%)
Annual Return 2016	15.53%
Annual Return 2017	20.08%
Annual Return 2018	(15.27%)
Annual Return 2019	27.99%
Annual Return 2020	11.74%
Annual Return 2021	17.08%
Annual Return 2022	(10.44%)
Annual Return 2023	23.12%
Annual Return 2024	23.32%